Events after the balance sheet date	12 Months Ended
Dec. 31, 2022
Events after the balance sheet date [Abstract]
Events after the balance sheet date

34. Events after the balance sheet date

On February 17, 2023 a Special General Meeting of the shareholders of the Company approved the increase of its authorized share capital from CHF 1,400,000 divided into 5,000,000 common shares of CHF 0.20 each and 20,000,000 preference shares of CHF 0.02 each to CHF 5,400,000 divided into 25,000,000 common shares of CHF 0.20 each and 20,000,000 preference shares of CHF 0.02 each, by the creation of an additional 20,000,000 common shares of CHF 0.20 each ranking pari-passu with the existing common shares of the Company.

On April 13, 2023, the Company and FiveT IM entered into an amendment to the FiveT Loan (the “FiveT Loan Amendment”), which amended the conversion price of the FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire FiveT Loan into an aggregate of 4,341,012 common shares at an average conversion price of $1.4475 per share. As a result, the FiveT Loan is no longer outstanding and has been terminated.

On May 1, 2023, the Company entered into a convertible loan agreement (the “2023 FiveT Loan Agreement”) with FiveT IM, pursuant to which FiveT IM has agreed to loan to the Company CHF 2,500,000, which bears interest at the rate of 10% per annum and matures 22 months from May 4, 2023. FiveT IM will have the right to convert all or part of the convertible loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT own no more than 4.99% of the common shares at any time. The conversion price was fixed at CHF 1.42 per common share (subject to adjustment for share splits or other similar events). Further, FiveT IM received warrants to purchase an aggregate of 1,625,487 common shares at an exercise price of CHF 1.538 per common share, which may be exercised up to five years.

Commencing 60 days after May 4, 2023, but not before July 1, 2023 and subject to availability of an effective registration statement, the Company must repay at least 1/20th of the outstanding loan plus accrued interest pro rata in monthly tranches which, at the Company’s discretion, may be paid at any time during the month either in: (i) cash plus 3% or (ii) common shares, or a combination of both. Such shares will be priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date. The Company may prepay all or part of the convertible loan after three months. Until March 31, 2024, FiveT may cause the Company to redeem the convertible loan for cash in an amount of up to 20% of the cash proceeds from an out-licensing or divestiture transaction executed by the Company that results in gross cash proceeds of at least CHF 1,000,000.

On May 12, 2023, the Company and the Lenders entered into an amendment to the loan agreement concluded on September 9, 2022 (the “September 2022 Loan Amendment”), which extended the maturity date of the loan from May 31, 2023 to July 31, 2023, introduced a right for Lenders to convert the loan into common shares of the Company at CHF 1.12 per common share, which is the Swiss Franc equivalent of 120% of the mean daily trading volume weighted average price for common shares on the NASDAQ stock exchange on the 20 trading days preceding the date of the September 2022 Loan Amendment, and a right for the Company to repay the loan in common shares of the Company priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date, and lowered the strike price for the Warrants attached to the loan to CHF 0.881 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on trading day preceding the date of the September 2022 Loan Amendment.

On May 12, 2023, the Company and the Private Lenders entered into an amendment to the loan agreement concluded on December 28, 2022 (the December 2022 Loan Amendment”), which extended the maturity date of the loan from May 31, 2023 to July 31, 2023 and lowered the strike price for the Warrants attached to the loan to CHF 0.881 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on trading day preceding the date of the December 2022 Loan Amendment.